Interest income and expense (Tables)	9 Months Ended
Jul. 31, 2023
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Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories
The table below provides the consolidated interest income and expense by accounting category.

	For the three months ended						For the nine months ended
$ millions	2023 Jul. 31		2023 Apr. 30		2022 Jul. 31		2023 Jul. 31		2022 Jul. 31
	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost (1)(2)	$10,322	$8,006	$9,440	$7,148	$4,956	$2,348	$28,810	$21,890	$11,971	$4,054
Debt securities measured at FVOCI (1)	697	n/a	659	n/a	229	n/a	1,955	n/a	432	n/a
Other (3)	600	377	584	348	615	216	1,797	1,044	1,584	477
Total	$11,619	$8,383	$10,683	$7,496	$5,800	$2,564	$32,562	$22,934	$13,987	$4,531
(1)	Interest income for financial instruments that are measured at amortized cost and debt securities that are measured at FVOCI is calculated using the effective interest rate method.
(2)	Includes interest income on sublease-related assets and interest expense on lease liabilities under IFRS 16.
(3)	Includes interest income and expense and dividend income for financial instruments that are mandatorily measured and designated at FVTPL and equity securities designated at FVOCI.
n/a	Not applicable.